COMMON STOCK WARRANTS - Private warrants, Public warrants and Additional Private warrants (Details) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 06, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2021
Class of Warrant or Right [Line Items]
Share price	$ 0.145
Fair value of class of warrant or right	$ 666,600
Warrant or right issued		4,597,180	4,597,180
Public and Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of shares issuable per warrant			1
Share price			$ 11.50
Term of warrants (in years)			5 years
Warrant convertible in stock redeemable, stock price trigger			$ 18.00
Lakeshore ("Lakeshore") Acquisition I Corp
Class of Warrant or Right [Line Items]
Warrants issued	4,597,180		4,597,180
Number of shares issuable per warrant			4,597,180	1
Share price				$ 11.50